FEES ON VIRTUAL VAULT SERVICES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fees On Virtual Vault Services
FEES ON VIRTUAL VAULT SERVICES

NOTE 13. FEES ON VIRTUAL VAULT SERVICES

Virtual Vault is a term used in the Armored Car and Cash Transport industry to define a service provided by armored car services for assets considered property of the bank when the bank does not have a physical vault or location in a given state or location. The fees for virtual vault services included in the Company’s condensed consolidated statements of operations and comprehensive income are for a currency availability service provided to the Company by its bank for making funds held in a virtual vault immediately available to the Company. Neither the term nor the service is related to virtual currency or crypto assets.

Fees on Virtual Vault Services for the three months ended March 31, 2025 and 2024, were $454 thousand and $545 thousand, respectively.

NOTE 13. FEES ON VIRTUAL VAULT SERVICES

Virtual Vault is a term used in the Armored Car and Cash Transport industry to define a service provided by armored car services for assets considered property of the bank when the bank does not have a physical vault or location in a given state or location. The Fees for virtual vault services included in the Company’s consolidated statements of operations and comprehensive income are for a currency availability service provided to the Company by its bank for making funds held in a virtual vault immediately available to the Company. Neither the term nor the service is related to virtual currency or crypto assets.

Fees on Virtual Vault Services for the years ended December 31, 2024 and 2023, were $2,059 and $1,039, respectively.